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                       CSFB Alternative Capital, Inc.
                              11 Madison Avenue
                          New York, New York 10010
                         Telephone: (212) 325-2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:   CSFB Alternative Capital Multi-Strategy Master Fund, LLC,
      FILE NO. 811-21737
      CSFB Alternative Capital Event Driven Master Fund, LLC,
      FILE NO. 811-21738
      CSFB Alternative Capital Long/Short Equity Master Fund, LLC,
      FILE NO. 811-21739
      CSFB Alternative Capital Relative Value Master Fund, LLC,
      FILE NO. 811-21740
      CSFB Alternative Capital Tactical Trading Master Fund, LLC,
      FILE NO. 811-21741
      (collectively, the "Registered Funds")
      Post-Effective Amendment No. 1 to Registration Statement on Form N-2

Dear Sir/Madam:

      On behalf of the Registered Funds ("Registrant"), we are filing via EDGAR Post-Effective Amendment No. 1 under form POS AMI a revised advisory agreement, which lowers the management fee of the Registrant, and a revised expense limitation agreement.

      No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

      Please call me at (212) 538-4588 if you have any questions regarding this filing.

                                         Sincerely yours,

                                         /s/ Stacie L. Yates, Esq.

                                         Stacie L. Yates, Esq.